Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2019
Stock-Based Compensation
Schedule of exercise prices for stock options outstanding and exercisable associated with employees

			Options Outstanding			Options Exercisable
			Number Outstanding as of December 31, 2019	Weighted- Average Remaining Contractual Life	Weighted- Average Exercise Price	Number Exercisable as of December 31, 2019	Weighted- Average Remaining Contractual Life	Weighted- Average Exercise Price
$10.01	-	$20.00	616,160	0.50	$15.39	16,160	0.50	$15.62
$20.01	-	$30.00	826,983	3.37	$26.74	124,233	3.25	$24.02
$30.01	-	$40.00	6,671,563	7.94	$35.67	1,057,044	7.50	$35.52
$40.01	-	$50.00	1,468,628	7.59	$47.52	384,800	7.10	$47.24
$50.01	-	$60.00	2,154,378	6.47	$57.50	430,952	5.69	$59.90
$60.01	-	$70.00	1,040,100	6.29	$64.22	304,300	5.50	$65.23
$70.01	-	$80.00	15,000	—	$72.89	15,000	—	$72.89
$—	-	$80.00	12,792,812	6.85	$41.52	2,332,489	6.51	$44.77

Schedule of stock option activity associated with employees

	For the Years Ended December 31,
	2019		2018		2017
	Options	Weighted- Average Exercise Price	Options	Weighted- Average Exercise Price	Options	Weighted- Average Exercise Price
Total options outstanding, beginning of period	13,365,489	$41.78	8,847,734	$43.90	7,913,733	$36.22
Granted	1,396,750	$33.52	7,026,512	$38.44	3,468,626	$59.66
Exercised	(713,411)	$27.46	(267,905)	$16.43	(505,125)	$28.73
Forfeited and cancelled (1)	(1,256,016)	$43.40	(2,240,852)	$39.73	(2,029,500)	$44.64
Total options outstanding, end of period	12,792,812	$41.52	13,365,489	$41.78	8,847,734	$43.90
Performance-based options outstanding, end of period (2)	7,608,446	$39.78	8,671,886	$39.95	5,490,626	$42.81
Exercisable at end of period	2,332,489	$44.93	1,705,103	$40.87	1,772,608	$35.13

(1)	Certain of these stock options include options that were granted to individuals who transferred to and/or from another DISH Network subsidiary not a part of DISH DBS.
(2)	These stock options are included in the caption “Total options outstanding, end of period.” See discussion of the, 2013 LTIP, 2017 LTIP, 2019 LTIP and Other Employee Performance Awards below.

Schedule of realized tax benefits from stock awards exercised

	For the Years Ended December 31,
	2019	2018	2017

	(In thousands)
Tax benefit from stock awards exercised	$1,239	$1,664	$9,347

Schedule of aggregate intrinsic value of stock options associated with employees

	As of December 31, 2019
	Options	Options
	Outstanding	Exercisable

	(In thousands)
Aggregate intrinsic value	$21,829	$2,136

Schedule of restricted stock unit activity

	For the Years Ended December 31,
	2019		2018		2017
	Restricted Stock Units/Awards	Weighted- Average Grant Date Fair Value	Restricted Stock Units/Awards	Weighted- Average Grant Date Fair Value	Restricted Stock Units/Awards	Weighted- Average Grant Date Fair Value
Total restricted stock units/awards outstanding, beginning of period	1,718,945	$52.16	2,484,720	$51.16	1,336,000	$32.11
Granted	—	$—	—	$—	1,871,375	$63.87
Vested	(9,565)	$63.49	(10,475)	$63.49	(14,845)	$62.58
Forfeited and cancelled (1)	(245,730)	$59.86	(755,300)	$48.51	(707,810)	$48.59
Total restricted stock units/awards outstanding, end of period	1,463,650	$50.82	1,718,945	$52.16	2,484,720	$51.16
Restricted Performance Units/Awards outstanding, end of period (2)	1,446,300	$50.66	1,689,350	$51.97	2,435,500	$50.91

(1)	Certain of these restricted stock units/awards include restricted stock units/awards that were granted to individuals who transferred to and/or from another DISH Network subsidiary not a part of DISH DBS.
(2)	These stock units/awards are included in the caption “Total restricted stock units/awards outstanding, end of period.” See discussion of the 2013 LTIP and Other Employee Performance Awards below.

Schedule of non-cash, stock-based compensation expense recognized

	For the Years Ended December 31,
Non-Cash, Stock-Based Compensation Expense Recognized (1)	2019	2018	2017

	(In thousands)
2019 LTIP	$14,946	$3,475	$—
2017 LTIP	(12,902)	3,293	10,640
2013 LTIP	(1,021)	(2,471)	(321)
Other employee performance awards	(592)	17,888	7,549
Total non-cash, stock-based compensation expense recognized for performance-based awards	$431	$22,185	$17,868

(1)	“Non-Cash, Stock-Based Compensation Expense Recognized” includes forfeitures.

Schedule of unrecognized non-cash, stock-based compensation expense

Estimated Remaining Non-Cash, Stock-Based Compensation Expense	2019 LTIP	2017 LTIP	2013 LTIP	Other Employee Performance Awards

	(In thousands)
Expense estimated to be recognized during 2020	$10,541	$—	$—	$—
Estimated contingent expense subsequent to 2020	12,682	29,341	29,766	61,322
Total estimated remaining expense over the term of the plan	$23,223	$29,341	$29,766	$61,322

Schedule of awards outstanding pursuant to performance-based stock incentive plans

	As of December 31, 2019
Performance-Based Stock Options	Number of Awards	Weighted- Average Grant Price
2019 LTIP	3,510,375	$35.16
2017 LTIP	2,083,071	$57.12
2013 LTIP	875,000	$41.08
Other employee performance awards	1,140,000	$21.31
Total	7,608,446	$39.78

Restricted Performance Units/Awards
2013 LTIP	437,500
Other employee performance awards	1,008,800
Total	1,446,300

Schedule of allocated non-cash, stock-based compensation expense for all employees

	For the Years Ended December 31,
	2019	2018	2017

	(In thousands)
Subscriber-related	$509	$1,150	$1,562
Satellite and transmission	329	262	1,761
General and administrative	13,015	34,109	26,618
Total non-cash, stock based compensation	$13,853	$35,521	$29,941

Schedule of assumptions of Black-Scholes option valuation model

	For the Years Ended December 31,
Stock Options	2019			2018			2017
Risk-free interest rate	1.51%	-	2.53%	2.09%	-	2.98%	1.34%	-	2.29%
Volatility factor	28.86%	-	32.08%	23.33%	-	30.22%	22.25%	-	26.15%
Expected term of options in years	4.3	-	5.5	2.8	-	5.5	3.8	-	5.5
Fair value of options granted	$7.58	-	$12.45	$7.10	-	$12.53	$11.95	-	$16.69